As filed with the U.S. Securities and Exchange Commission on February 11, 2011

Securities Act File No. 333-166018

Investment Company Act File No. 811-22406

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 5	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 7	☑

MIRAE ASSET DISCOVERY FUNDS
(Exact Name of Registrant as Specified in Charter)
One Bryant Park
New York, New York 10036
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Hun Jun Jang
One Bryant Park
New York, New York 10036
(Name and Address of Agent for Service)

Copy to:
Laurin Blumenthal Kleiman
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☑    immediately upon filing pursuant to paragraph (b)

☐    on (date) pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York, on the 10th day of February, 2011.

MIRAE ASSET DISCOVERY FUNDS

By:  /s/ Hun Jun Jang

Hun Jun Jang, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Hun Jun Jang	Trustee and President	February 10, 2011
Hun Jun Jang	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	February 10, 2011
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

Peter Tuck Chung Lee*	Trustee
Peter Tuck Chung Lee

* By:	/s/ Ioannis (John) Tzouganatos	February 10, 2011
Ioannis (John) Tzouganatos

as Attorney-In-Fact pursuant to Power of Attorney dated December 20, 2010 filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement filed on January 26, 2011, incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase